Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of trade and other payables
	December 31, 2019	December 31, 2018
Trade accounts payable - third parties	906,501	1,810,445
Other	31,746	25,890
Total trade and other payables	938,247	1,836,335